UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22626

SALIENT MIDSTREAM & MLP FUND

(Exact name of registrant as specified in charter)

4265 San Felipe, Suite 800

Houston, TX 77027

(Address of principal executive offices) (Zip code)

Gregory A. Reid, Principal Executive Officer Salient Midstream & MLP fund 4265 San Felipe, 8th Floor Houston, TX 77027 (Name and address of agent for service)	With a Copy To: George J. Zornada K&L Gates LLP State Street Financial Center One Lincoln St. Boston, MA 02111-2950 (617) 261-3231

Registrant’s Telephone Number, including Area Code: (713) 993-4001

Date of fiscal year end: November 30

Date of reporting period: July 1, 2017 – June 30, 2018

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1 – Proxy Voting Record.

Salient Midstream & MLP Fund

Company	Ticker	CUSIP	Meeting Date	A brief identification of the matter voted on	Proposed by Issuer or Security Holder	Voted	Vote Cast	With or Against Management (F/A, N = Nonbinding)
GOLAR LNG PARTNERS LP	GMLP	Y2745C102	9/27/2017	TO ELECT CARL STEEN AS A CLASS II DIRECTOR OF THE PARTNERSHIP WHOSE TERM WILL EXPIRE AT THE 2020 ANNUAL MEETING OF LIMITED PARTNERS.	I	Voted	F	F

GOLAR LNG PARTNERS LP	GMLP	Y2745C102	9/27/2017	TO ELECT CARL STEEN AS A CLASS II DIRECTOR OF THE PARTNERSHIP WHOSE TERM WILL EXPIRE AT THE 2020 ANNUAL MEETING OF LIMITED PARTNERS.	I	Voted	F	F

WESTERN GAS PARTNERS, LP	WES	958254104	10/17/2017	TO APPROVE THE WESTERN GAS PARTNERS, LP 2017 LONG-TERM INCENTIVE PLAN (THE LTIP PROPOSAL)	I	Voted	F	F

WESTERN GAS PARTNERS, LP	WES	958254104	10/17/2017	TO APPROVE THE ADJOURNMENT OF THE SPECIAL MEETING TO A LATER DATE OR DATES, IF NECESSARY OR APPROPRIATE, TO SOLICIT ADDITIONAL PROXIES IN THE EVENT THERE ARE NOT SUFFICIENT VOTES AT THE TIME OF THE SPECIAL MEETING TO APPROVE THE LTIP PROPOSAL	I	Voted	F	F

DYNAGAS LNG PARTNERS LP	DLNG	Y2188B108	12/7/2017	TO ELECT LEVON DEDEGIAN AS A CLASS III DIRECTOR TO SERVE FOR A THREE-YEAR TERM UNTIL THE 2020 ANNUAL MEETING OF LIMITED PARTNERS	I	Voted	F	F

DYNAGAS LNG PARTNERS LP	DLNG	Y2188B108	12/7/2017	TO APPROVE THE APPOINTMENT OF ERNST & YOUNG (HELLAS) CERTIFIED AUDITORS ACCOUNTANTS S.A. AS THE PARTNERSHIP’S INDEPENDENT AUDITORS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2017	I	Voted	F	F

NRG YIELD, INC.	NYLDA	62942X306	4/24/2018	DIRECTOR Mauricio Gutierrez	I	Voted	F	F

NRG YIELD, INC.	NYLDA	62942X306	4/24/2018	DIRECTOR John F. Chlebowski	I	Voted	F	F

NRG YIELD, INC.	NYLDA	62942X306	4/24/2018	DIRECTOR Kirkland B. Andrews	I	Voted	F	F

NRG YIELD, INC.	NYLDA	62942X306	4/24/2018	DIRECTOR John Chillemi	I	Voted	F	F

NRG YIELD, INC.	NYLDA	62942X306	4/24/2018	DIRECTOR Brian R. Ford	I	Voted	F	F

NRG YIELD, INC.	NYLDA	62942X306	4/24/2018	DIRECTOR Ferrell P. McClean	I	Voted	F	F

NRG YIELD, INC.	NYLDA	62942X306	4/24/2018	DIRECTOR Christopher S. Sotos	I	Voted	F	F

NRG YIELD, INC.	NYLDA	62942X306	4/24/2018	To approve, on a non-binding advisory basis, NRG Yield, Inc.‘s executive compensation.	I	Voted	F	F

NRG YIELD, INC.	NYLDA	62942X306	4/24/2018	To ratify the appointment of KPMG LLP as NRG Yield, Inc.‘s independent registered public accounting firm for the 2018 fiscal year.	I	Voted	F	F

NRG YIELD, INC.	NYLD	62942X405	4/24/2018	DIRECTOR Mauricio Gutierrez	I	Voted	F	F

NRG YIELD, INC.	NYLD	62942X405	4/24/2018	DIRECTOR John F. Chlebowski	I	Voted	F	F

NRG YIELD, INC.	NYLD	62942X405	4/24/2018	DIRECTOR Kirkland B. Andrews	I	Voted	F	F

NRG YIELD, INC.	NYLD	62942X405	4/24/2018	DIRECTOR John Chillemi	I	Voted	F	F

NRG YIELD, INC.	NYLD	62942X405	4/24/2018	DIRECTOR Brian R. Ford	I	Voted	F	F

NRG YIELD, INC.	NYLD	62942X405	4/24/2018	DIRECTOR Ferrell P. McClean	I	Voted	F	F

NRG YIELD, INC.	NYLD	62942X405	4/24/2018	DIRECTOR Christopher S. Sotos	I	Voted	F	F

Company	Ticker	CUSIP	Meeting Date	A brief identification of the matter voted on	Proposed by Issuer or Security Holder	Voted	Vote Cast	With or Against Management (F/A, N = Nonbinding)

NRG YIELD, INC.	NYLD	62942X405	4/24/2018	To approve, on a non-binding advisory basis, NRG Yield, Inc.‘s executive compensation.	I	Voted	F	F

NRG YIELD, INC.	NYLD	62942X405	4/24/2018	To ratify the appointment of KPMG LLP as NRG Yield, Inc.‘s independent registered public accounting firm for the 2018 fiscal year.	I	Voted	F	F

THE WILLIAMS COMPANIES, INC.	WMB	969457100	5/10/2018	Election of Director: Alan S. Armstrong	I	Voted	F	F

THE WILLIAMS COMPANIES, INC.	WMB	969457100	5/10/2018	Election of Director: Stephen W. Bergstrom	I	Voted	F	F

THE WILLIAMS COMPANIES, INC.	WMB	969457100	5/10/2018	Election of Director: Stephen I. Chazen	I	Voted	F	F

THE WILLIAMS COMPANIES, INC.	WMB	969457100	5/10/2018	Election of Director: Charles I. Cogut	I	Voted	F	F

THE WILLIAMS COMPANIES, INC.	WMB	969457100	5/10/2018	Election of Director: Kathleen B. Cooper	I	Voted	F	F

THE WILLIAMS COMPANIES, INC.	WMB	969457100	5/10/2018	Election of Director: Michael A. Creel	I	Voted	F	F

THE WILLIAMS COMPANIES, INC.	WMB	969457100	5/10/2018	Election of Director: Peter A. Ragauss	I	Voted	F	F

THE WILLIAMS COMPANIES, INC.	WMB	969457100	5/10/2018	Election of Director: Scott D. Sheffield	I	Voted	F	F

THE WILLIAMS COMPANIES, INC.	WMB	969457100	5/10/2018	Election of Director: Murray D. Smith	I	Voted	F	F

THE WILLIAMS COMPANIES, INC.	WMB	969457100	5/10/2018	Election of Director: William H. Spence	I	Voted	F	F

THE WILLIAMS COMPANIES, INC.	WMB	969457100	5/10/2018	Ratification of Ernst & Young LLP as auditors for 2018.	I	Voted	F	F

THE WILLIAMS COMPANIES, INC.	WMB	969457100	5/10/2018	Approval, by nonbinding advisory vote, of the company’s executive compensation.	I	Voted	F	F

PLAINS GP HOLDINGS, L.P.	PAGP	72651A207	5/15/2018	DIRECTOR Bobby S. Shackouls	I	Voted	F	F

PLAINS GP HOLDINGS, L.P.	PAGP	72651A207	5/15/2018	DIRECTOR Christopher M. Temple	I	Voted	F	F

PLAINS GP HOLDINGS, L.P.	PAGP	72651A207	5/15/2018	Ratification of the appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm for 2018.	I	Voted	F	F

PLAINS GP HOLDINGS, L.P.	PAGP	72651A207	5/15/2018	The approval, on a non-binding advisory basis, of our named executive officer compensation.	I	Voted	N	N

PLAINS GP HOLDINGS, L.P.	PAGP	72651A207	5/15/2018	Non-binding advisory vote on the frequency with which future advisory votes to approve our named executive officer compensation should be held.	I	Voted	1	F

MACQUARIE INFRASTRUCTURE CORPORATION	MIC	55608B105	5/16/2018	Election of Director: Norman H. Brown, Jr.	I	Voted	F	F

MACQUARIE INFRASTRUCTURE CORPORATION	MIC	55608B105	5/16/2018	Election of Director: George W. Carmany, III	I	Voted	F	F

MACQUARIE INFRASTRUCTURE CORPORATION	MIC	55608B105	5/16/2018	Election of Director: James Hooke	I	Voted	F	F

MACQUARIE INFRASTRUCTURE CORPORATION	MIC	55608B105	5/16/2018	Election of Director: Ronald Kirk	I	Voted	F	F

MACQUARIE INFRASTRUCTURE CORPORATION	MIC	55608B105	5/16/2018	Election of Director: H.E. (Jack) Lentz	I	Voted	F	F

MACQUARIE INFRASTRUCTURE CORPORATION	MIC	55608B105	5/16/2018	Election of Director: Ouma Sananikone	I	Voted	F	F

MACQUARIE INFRASTRUCTURE CORPORATION	MIC	55608B105	5/16/2018	The ratification of the selection of KPMG LLP as our independent auditor for the fiscal year ending December 31, 2018.	I	Voted	F	F

MACQUARIE INFRASTRUCTURE CORPORATION	MIC	55608B105	5/16/2018	The approval, on an advisory basis, of executive compensation.	I	Voted	N	N

ONEOK, INC.	OKE	682680103	5/23/2018	Election of director: Brian L. Derksen	I	Voted	F	F

ONEOK, INC.	OKE	682680103	5/23/2018	Election of director: Julie H. Edwards	I	Voted	F	F

Company	Ticker	CUSIP	Meeting Date	A brief identification of the matter voted on	Proposed by Issuer or Security Holder	Voted	Vote Cast	With or Against Management (F/A, N = Nonbinding)
ONEOK, INC.	OKE	682680103	5/23/2018	Election of director: John W. Gibson	I	Voted	F	F

ONEOK, INC.	OKE	682680103	5/23/2018	Election of director: Randall J. Larson	I	Voted	F	F

ONEOK, INC.	OKE	682680103	5/23/2018	Election of director: Steven J. Malcolm	I	Voted	F	F

ONEOK, INC.	OKE	682680103	5/23/2018	Election of director: Jim W. Mogg	I	Voted	F	F

ONEOK, INC.	OKE	682680103	5/23/2018	Election of director: Pattye L. Moore	I	Voted	F	F

ONEOK, INC.	OKE	682680103	5/23/2018	Election of director: Gary D. Parker	I	Voted	F	F

ONEOK, INC.	OKE	682680103	5/23/2018	Election of director: Eduardo A. Rodriguez	I	Voted	F	F

ONEOK, INC.	OKE	682680103	5/23/2018	Election of director: Terry K. Spencer	I	Voted	F	F

ONEOK, INC.	OKE	682680103	5/23/2018	Ratification of the selection of PricewaterhouseCoopers LLP as the independent registered public accounting firm of ONEOK, Inc. for the year ending December 31, 2018.	I	Voted	F	F

ONEOK, INC.	OKE	682680103	5/23/2018	Approve the ONEOK, Inc. Equity Incentive Plan.	I	Voted	F	F

ONEOK, INC.	OKE	682680103	5/23/2018	An advisory vote to approve ONEOK, Inc.‘s executive compensation.	I	Voted	F	F

TARGA RESOURCES CORP.	TRGP	87612G101	5/24/2018	Election of Director: Robert B. Evans	I	Voted	F	F

TARGA RESOURCES CORP.	TRGP	87612G101	5/24/2018	Election of Director: Joe Bob Perkins	I	Voted	F	F

TARGA RESOURCES CORP.	TRGP	87612G101	5/24/2018	Election of Director: Ershel C. Redd Jr.	I	Voted	F	F

TARGA RESOURCES CORP.	TRGP	87612G101	5/24/2018	Ratification of Selection of Independent Accountants	I	Voted	F	F

TARGA RESOURCES CORP.	TRGP	87612G101	5/24/2018	Advisory Vote to Approve Executive Compensation	I	Voted	F	F

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Salient Midstream & MLP Fund

By:	/s/ Gregory A. Reid
Gregory A. Reid
Principal Executive Officer

Date:	8/17/2018